[logo] PIONEER Investments(R)







                                                          April 3, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer International Value Fund (the "Funds")
     (File Nos. 33-53746 and 811-07318)
     CIK No. 0000893660

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C prospectus and Class Y prospectus that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.23 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000921023-08-000018) on
March 27, 2008.

    If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc:  Ms. Toby R. Serkin





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."